Property and Equipment - Disclosure of detailed information about property, plant and equipment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Property, plant and equipment
Balance at beginning of period	$ 26,771
Balance at end of period	22,957	$ 26,771
Laboratory and manufacturing equipment
Property, plant and equipment
Balance at beginning of period	6,047
Balance at end of period	5,630	6,047
Furniture and fixtures
Property, plant and equipment
Balance at beginning of period	790
Balance at end of period	635	790
Computer equipment and software
Property, plant and equipment
Balance at beginning of period	139
Balance at end of period	174	139
Leasehold improvements
Property, plant and equipment
Balance at beginning of period	11,679
Balance at end of period	13,714	11,679
Construction in progress
Property, plant and equipment
Balance at beginning of period	8,116
Balance at end of period	2,803	8,116
Cost
Property, plant and equipment
Balance at beginning of period	41,115	33,297
Additions, net of transfers	2,176	8,422
Disposals	(195)	(605)
Deconsolidation of subsidiaries	(58)
Reclassifications	0	0
Balance at end of period	43,037	41,115
Cost | Laboratory and manufacturing equipment
Property, plant and equipment
Balance at beginning of period	11,733	8,420
Additions, net of transfers	390	1,424
Disposals	(118)	(323)
Deconsolidation of subsidiaries	0
Reclassifications	1,336	2,211
Balance at end of period	13,341	11,733
Cost | Furniture and fixtures
Property, plant and equipment
Balance at beginning of period	1,452	1,452
Additions, net of transfers	0	0
Disposals	0	0
Deconsolidation of subsidiaries	0
Reclassifications	58	0
Balance at end of period	1,510	1,452
Cost | Computer equipment and software
Property, plant and equipment
Balance at beginning of period	1,329	1,519
Additions, net of transfers	11	92
Disposals	0	(282)
Deconsolidation of subsidiaries	(58)
Reclassifications	137	0
Balance at end of period	1,419	1,329
Cost | Leasehold improvements
Property, plant and equipment
Balance at beginning of period	18,485	18,054
Additions, net of transfers	412	183
Disposals	0	0
Deconsolidation of subsidiaries	0
Reclassifications	5,067	248
Balance at end of period	23,964	18,485
Cost | Construction in progress
Property, plant and equipment
Balance at beginning of period	8,116	3,852
Additions, net of transfers	1,362	6,723
Disposals	(77)	0
Deconsolidation of subsidiaries	0
Reclassifications	(6,598)	(2,459)
Balance at end of period	$ 2,803	$ 8,116